FAIR VALUE MEASUREMENTS (Assets Measured Using Unobservable Inputs) (Details) (Available-for-sale investment [Member], CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale investment [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	30,117,797
Receipt of available-for-sale investment		23,730,486
Foreign exchange gain/(loss)	(3,446,112)	344,877
Change in fair value of available-for-sale	(5,795,960)	6,042,434
Balance	20,875,725	30,117,797